UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Brian C. Janssen

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 29, 2020

Seeking income
and diversification
through investments
in high-quality
mortgages

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	3.39%	1.94%	2.24%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.71% for Class A shares as of the prospectus dated November 1, 2019. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Mortgage Fund’s results for the six months ended February 29, 2020. Also shown are the results of its primary benchmark and peer groups.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/mfaax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended February 29, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	2.47%	6.84%	2.76%	2.43%	2.47%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	2.54	7.45	3.69	2.80	2.91
Lipper Intermediate U.S. Government Funds Average†	2.57	8.63	3.35	2.31	2.24
Lipper GNMA Funds Average†	1.65	6.21	2.64	1.94	2.22

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

The fund’s 30-day yield for Class A shares as of March 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.91%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.92%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	1

Summary investment portfolio February 29, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	17.29%
AAA/Aaa	67.59
AA/Aa	.11
A	.05
Short-term securities & other assets less liabilities	14.96

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

2	American Funds Mortgage Fund

Bonds, notes & other debt instruments 85.04%	Principal amount (000)	Value (000)
Mortgage-backed obligations 67.26%
Federal agency mortgage-backed obligations 64.56%
Fannie Mae Pool #MA3490 4.00% 2033[1]	$84,342	$88,640
Fannie Mae Pool #MA3896 2.50% 2035[1]	54,341	55,810
Fannie Mae Pool #AL9531 4.087% 2041[1,2]	40,534	42,579
Fannie Mae Pool #AL9326 4.333% 2041[1,2]	44,285	46,533
Fannie Mae Pool #AL9532 4.127% 2042[1,2]	55,387	57,652
Fannie Mae Pool #AL9530 4.337% 2042[1,2]	38,653	40,247
Fannie Mae Pool #MA3692 3.50% 2049[1]	73,495	76,316
Fannie Mae Pool #MA3905 3.00% 2050[1]	40,331	41,598
Fannie Mae 2.28%–5.00% 2025–2053[1,2]	642,880	672,095
Freddie Mac Pool #ZS8710 3.00% 2033[1]	127,871	132,635
Freddie Mac Pool #G18715 3.00% 2033[1]	86,398	89,804
Freddie Mac Pool #SB8015 2.50% 2034[1]	47,921	49,216
Freddie Mac Pool #SB8026 2.50% 2035[1]	90,250	92,689
Freddie Mac Pool #ZT2086 3.50% 2049[1]	70,144	72,873
Freddie Mac 2.50%–6.00% 2023–2049[1,2]	229,932	238,897
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,2]	78,576	83,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	50,323	54,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	45,281	47,599
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	81,780	87,223
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	65,738	67,988
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	117,031	125,040
Government National Mortgage Assn. 4.00% 2047[1]	108,962	115,587
Government National Mortgage Assn. Pool #MA5137 4.00% 2048[1]	86,166	90,983
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	412,003	429,111
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	180,997	189,020
Government National Mortgage Assn. 4.50% 2049[1]	56,733	59,793
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	55,650	58,649
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	40,887	43,041
Government National Mortgage Assn. 3.00%–6.50% 2032–2066[1,3]	216,276	226,375
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	774,982	802,142
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	57,042	59,088
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	183,224	190,288
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	171,000	182,353
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	74,099	79,089
Uniform Mortgage-Backed Securities 2.50%–4.00% 2035–2050[1,3]	2,489	2,568
Other securities		133,422
		4,924,918

Collateralized mortgage-backed obligations (privately originated) 2.70%
Other securities		206,210

Total mortgage-backed obligations		5,131,128

American Funds Mortgage Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 17.29%
U.S. Treasury 16.26%
U.S. Treasury 1.375% 2022	$95,000	$95,815
U.S. Treasury 1.75% 2022	133,000	135,286
U.S. Treasury 1.875% 2022	52,000	53,304
U.S. Treasury 1.875% 2022	44,000	44,898
U.S. Treasury 2.125% 2022[4]	157,000	161,127
U.S. Treasury 2.125% 2022[4]	111,000	114,796
U.S. Treasury 2.75% 2023	90,000	95,172
U.S. Treasury 2.875% 2023	51,866	55,446
U.S. Treasury 2.875% 2023	40,500	43,348
U.S. Treasury 2.00% 2025	90,000	94,579
U.S. Treasury 1.50%–3.38% 2021–2048[4]	328,833	346,928
		1,240,699

U.S. Treasury inflation-protected securities 1.03%
U.S. Treasury Inflation-Protected Securities 0.75%–2.13% 2041–2049[4,5]	66,086	78,575

Total U.S. Treasury bonds & notes		1,319,274

Asset-backed obligations 0.49%
Other securities		37,258

Total bonds, notes & other debt instruments (cost: $6,342,336,000)		6,487,660

Short-term securities 31.61%
Federal agency discount notes 15.58%
Federal Home Loan Bank 1.50%-1.58% due 3/6/2020–5/13/2020	$1,010,400	1,008,776
Freddie Mac 1.51%-1.64% due 3/18/2020–5/19/2020	180,000	179,655
		1,188,431

U.S. Treasury bills & notes 10.60%
U.S. Treasury Bills 1.49%-1.57% due 3/10/2020–4/14/2020	809,500	808,788

Commercial paper 5.43%
Eli Lilly and Co. 1.56% due 3/3/2020–3/4/2020[6]	54,600	54,588
Exxon Mobil Corp. 1.59% due 4/16/2020–4/21/2020	90,000	89,809
General Dynamics Corp. 1.58% due 3/12/2020[6]	50,000	49,972
IBM Credit LLC 1.54% due 3/23/2020[6]	73,000	72,925
Nordea Bank AB 1.56% due 3/2/2020[6]	40,400	40,395
Simon Property Group, LP 1.58% due 3/2/2020[6]	42,100	42,095
Other securities		64,108
		413,892

Total short-term securities (cost: $2,410,750,000)		2,411,111
Total investment securities 116.65% (cost: $8,753,086,000)		8,898,771
Other assets less liabilities (16.65)%		(1,270,145)

Net assets 100.00%		$7,628,626

4	American Funds Mortgage Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/29/2020[8] (000)	Unrealized appreciation at 2/29/2020 (000)
2 Year U.S. Treasury Note Futures	Long	6,207	July 2020	$1,241,400	$1,355,163	$10,418
5 Year U.S. Treasury Note Futures	Long	10,706	July 2020	1,070,600	1,314,161	21,433
10 Year U.S. Treasury Note Futures	Long	4,484	June 2020	448,400	604,219	11,642
20 Year U.S. Treasury Bond Futures	Long	988	June 2020	98,800	168,207	5,723
30 Year Ultra U.S. Treasury Bond Futures	Long	105	June 2020	10,500	21,788	849
						$50,065

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$3,839,500	$104	$—	$104
1.5135%	U.S. EFFR	3/18/2020	3,838,800	100	—	100
1.531%	U.S. EFFR	3/18/2020	2,005,700	70	—	70
1.515%	U.S. EFFR	3/18/2020	1,816,000	49	—	49
3-month USD-LIBOR	2.806%	8/29/2020	80,500	(588)	—	(588)
1.454%	U.S. EFFR	12/10/2020	428,100	1,786	—	1,786
1.4555%	U.S. EFFR	12/10/2020	361,900	1,514	—	1,514
1.491%	U.S. EFFR	12/16/2020	392,600	1,804	—	1,804
1.487%	U.S. EFFR	12/16/2020	387,400	1,768	—	1,768
1.426%	U.S. EFFR	2/11/2021	450,000	2,364	—	2,364
1.424%	U.S. EFFR	2/11/2021	450,000	2,356	—	2,356
1.34%	U.S. EFFR	10/18/2021	437,000	4,202	—	4,202
1.3615%	U.S. EFFR	11/1/2021	836,500	8,647	—	8,647
1.281%	U.S. EFFR	11/4/2021	837,500	7,575	—	7,575
U.S. EFFR	1.335%	11/26/2021	633,000	(6,590)	—	(6,590)
1.402%	U.S. EFFR	1/14/2022	246,220	3,116	—	3,116
1.403%	U.S. EFFR	1/14/2022	232,780	2,950	—	2,950
1.082%	U.S. EFFR	2/26/2022	337,700	2,435	—	2,435
1.074%	U.S. EFFR	2/26/2022	336,500	2,373	—	2,373
3-month USD-LIBOR	1.265%	2/26/2022	336,900	(1,945)	—	(1,945)
3-month USD-LIBOR	1.271%	2/26/2022	337,450	(1,989)	—	(1,989)
1.07625%	U.S. EFFR	2/27/2022	333,195	2,364	—	2,364
1.0405%	U.S. EFFR	2/27/2022	333,195	2,126	—	2,126
3-month USD-LIBOR	1.23%	2/27/2022	333,010	(1,698)	—	(1,698)

American Funds Mortgage Fund	5

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
3-month USD-LIBOR	1.262%	2/27/2022	$333,010	$(1,908)	$—	$(1,908)
1.0465%	U.S. EFFR	2/28/2022	342,910	2,229	—	2,229
3-month USD-LIBOR	1.233%	2/28/2022	343,130	(1,800)	—	(1,800)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	(594)	—	(594)
2.009%	3-month USD-LIBOR	10/4/2022	102,000	2,792	—	2,792
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	3,831	—	3,831
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	(8,630)	—	(8,630)
2.21875%	U.S. EFFR	3/14/2024	155,000	9,603	—	9,603
3-month USD-LIBOR	2.322%	5/2/2024	181,900	(10,463)	—	(10,463)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(24,100)	—	(24,100)
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(6,944)	—	(6,944)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(1,160)	—	(1,160)
3-month USD-LIBOR	2.05%	7/18/2029	118,000	(10,372)	—	(10,372)
U.S. EFFR	1.4869%	10/23/2029	67,000	(4,014)	—	(4,014)
U.S. EFFR	1.485%	10/23/2029	73,400	(4,385)	—	(4,385)
U.S. EFFR	1.446%	10/24/2029	8,200	(460)	—	(460)
U.S. EFFR	1.4495%	10/24/2029	63,000	(3,554)	—	(3,554)
U.S. EFFR	1.453%	10/24/2029	85,100	(4,829)	—	(4,829)
U.S. EFFR	1.4741%	10/24/2029	85,300	(5,009)	—	(5,009)
1.419%	U.S. EFFR	11/26/2029	134,000	7,205	—	7,205
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(2,541)	—	(2,541)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(1,861)	—	(1,861)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(1,800)	—	(1,800)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(2,792)	—	(2,792)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(4,157)	—	(4,157)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(4,493)	—	(4,493)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(1,914)	—	(1,914)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(2,008)	—	(2,008)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(3,747)	—	(3,747)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(3,995)	—	(3,995)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(2,549)	—	(2,549)
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	(647)	—	(647)
3-month USD-LIBOR	1.991%	6/13/2046	6,000	(971)	—	(971)
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	(1,409)	—	(1,409)
3-month USD-LIBOR	1.935%	12/17/2049	2,910	(479)	—	(479)
3-month USD-LIBOR	2.007%	12/19/2049	8,800	(1,611)	—	(1,611)
3-month USD-LIBOR	1.961%	1/9/2050	24,200	(4,146)	—	(4,146)
3-month USD-LIBOR	1.678%	2/21/2050	21,630	(2,139)	—	(2,139)
					$—	$(70,928)

6	American Funds Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $70,932,000, which represented .93% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $515,583,000, which represented 6.76% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Mortgage Fund	7

Financial statements

Statement of assets and liabilities at February 29, 2020	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $8,753,086)		$8,898,771
Cash		4,710
Receivables for:
Sales of investments	$1,412,068
Sales of fund’s shares	4,876
Interest	19,607
Variation margin on futures contracts	24,630
Variation margin on swap contracts	28,582	1,489,763
		10,393,244
Liabilities:
Payables for:
Purchases of investments	2,725,326
Repurchases of fund’s shares	4,029
Dividends on fund’s shares	2
Investment advisory services	1,254
Services provided by related parties	274
Trustees’ deferred compensation	35
Variation margin on swap contracts	33,692
Other	6	2,764,618
Net assets at February 29, 2020		$7,628,626

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,481,289
Total distributable earnings		147,337
Net assets at February 29, 2020		$7,628,626

See notes to financial statements.

8	American Funds Mortgage Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (742,155 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$216,679	21,080	$10.28
Class C	17,098	1,670	10.24
Class T	10	1	10.28
Class F-1	18,419	1,792	10.28
Class F-2	137,828	13,403	10.28
Class F-3	21,352	2,077	10.28
Class 529-A	26,686	2,597	10.28
Class 529-C	4,819	471	10.23
Class 529-E	1,692	165	10.28
Class 529-T	11	1	10.28
Class 529-F-1	8,619	839	10.28
Class R-1	7,740	755	10.24
Class R-2	3,000	293	10.22
Class R-2E	198	19	10.26
Class R-3	36,241	3,532	10.26
Class R-4	5,050	491	10.28
Class R-5E	350	34	10.28
Class R-5	944	92	10.28
Class R-6	7,121,890	692,843	10.28

See notes to financial statements.

American Funds Mortgage Fund	9

Statement of operations for the six months ended February 29, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$78,193
Fees and expenses*:
Investment advisory services	$7,694
Distribution services	554
Transfer agent services	383
Administrative services	1,046
Reports to shareholders	22
Registration statement and prospectus	348
Trustees’ compensation	13
Auditing and legal	3
Custodian	8
Other	40
Total fees and expenses before reimbursements	10,111
Less transfer agent services reimbursements	— †
Total fees and expenses after reimbursements		10,111
Net investment income		68,082

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	48,002
Futures contracts	16,185
Swap contracts	(3,366)	60,821
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	27,264
Futures contracts	48,912
Swap contracts	(10,214)	65,962
Net realized gain and unrealized appreciation		126,783

Net increase in net assets resulting from operations		$194,865

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	American Funds Mortgage Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 29, 2020*	Year ended August 31, 2019
Operations:
Net investment income	$68,082	$134,997
Net realized gain	60,821	163,443
Net unrealized appreciation	65,962	68,081
Net increase in net assets resulting from operations	194,865	366,521

Distributions paid or accrued to shareholders	(137,883)	(144,716)

Net capital share transactions	1,012,362	1,451,181

Total increase in net assets	1,069,344	1,672,986

Net assets:
Beginning of period	6,559,282	4,886,296
End of period	$7,628,626	$6,559,282

*	Unaudited.

See notes to financial statements.

American Funds Mortgage Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Mortgage Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Mortgage Fund	13

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

14	American Funds Mortgage Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Mortgage Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$5,131,128	$—	$5,131,128
U.S. Treasury bonds & notes	—	1,319,274	—	1,319,274
Asset-backed obligations	—	37,258	—	37,258
Short-term securities	—	2,411,111	—	2,411,111
Total	$—	$8,898,771	$—	$8,898,771

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$50,065	$—	$—	$50,065
Unrealized appreciation on interest rate swaps	—	73,363	—	73,363
Liabilities:
Unrealized depreciation on interest rate swaps	—	(144,291)	—	(144,291)
Total	$50,065	$(70,928)	$—	$(20,863)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

16	American Funds Mortgage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

American Funds Mortgage Fund	17

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to

18	American Funds Mortgage Fund

repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Mortgage Fund	19

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,208,442,000.

20	American Funds Mortgage Fund

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $11,779,341,000.

American Funds Mortgage Fund	21

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$50,065	Unrealized depreciation*	$—
Swap	Interest	Unrealized appreciation*	73,363	Unrealized depreciation*	144,291
			$123,428		$144,291

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$16,185	Net unrealized appreciation on futures contracts	$48,912
Swap	Interest	Net realized loss on swap contracts	(3,366)	Net unrealized depreciation on swap contracts	(10,214)
			$12,819		$38,698

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

22	American Funds Mortgage Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$40,673
Undistributed long-term capital gains	23,325

As of February 29, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$270,194
Gross unrealized depreciation on investments	(146,270)
Net unrealized appreciation on investments	123,924
Cost of investments	8,753,984

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Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$2,912		$666		$3,578		$4,156		$—	$4,156
Class C	172		53		225		216		—	216
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	259		58		317		372		—	372
Class F-2	2,033		425		2,458		2,526		—	2,526
Class F-3	315		64		379		404		—	404
Class 529-A	353		83		436		462		—	462
Class 529-C	46		14		60		57		—	57
Class 529-E	20		5		25		28		—	28
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	126		27		153		183		—	183
Class R-1	71		25		96		62		—	62
Class R-2	36		11		47		51		—	51
Class R-2E	2		1		3		2		—	2
Class R-3	475		119		594		729		—	729
Class R-4	70		16		86		111		—	111
Class R-5E	5		1		6		3		—	3
Class R-5	16		3		19		32		—	32
Class R-6	107,550		21,851		129,401		135,322		—	135,322
Total	$114,461		$23,422		$137,883		$144,716		$—	$144,716

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2020, the investment advisory services fee was $7,694,000, which was equivalent to an annualized rate of 0.221% of average daily net assets.

24	American Funds Mortgage Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2020, unreimbursed expenses subject to reimbursement totaled $115,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Mortgage Fund	25

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	American Funds Mortgage Fund

For the six months ended February 29, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$253	$164		$30		Not applicable
Class C	80	13		2		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	22	12		3		Not applicable
Class F-2	Not applicable	85		19		Not applicable
Class F-3	Not applicable	1		3		Not applicable
Class 529-A	31	18		4		$8
Class 529-C	22	3		1		1
Class 529-E	4	1		—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	6		1		3
Class R-1	29	7		1		Not applicable
Class R-2	13	7		—	*	Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	93	61		6		Not applicable
Class R-4	6	3		1		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	1		—	*	Not applicable
Class R-6	Not applicable	1		975		Not applicable
Total class-specific expenses	$554	$383		$1,046		$12

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $13,000 in the fund’s statement of operations reflects $11,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Mortgage Fund	27

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2020

Class A	$29,331	2,890	$3,537		350		$(15,623)	(1,540)	$17,245	1,700
Class C	2,975	294	223		22		(2,248)	(222)	950	94
Class T	—	—	—		—		—	—	—	—
Class F-1	2,631	259	316		32		(3,030)	(299)	(83)	(8)
Class F-2	37,783	3,722	2,440		241		(25,310)	(2,494)	14,913	1,469
Class F-3	4,792	472	379		38		(1,751)	(172)	3,420	338
Class 529-A	5,026	495	435		43		(2,689)	(265)	2,772	273
Class 529-C	1,248	124	61		6		(580)	(58)	729	72
Class 529-E	314	31	25		3		(182)	(18)	157	16
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	1,496	148	152		15		(1,108)	(109)	540	54
Class R-1	5,288	522	95		9		(1,664)	(164)	3,719	367
Class R-2	593	59	47		4		(1,132)	(112)	(492)	(49)
Class R-2E	40	4	3		—	†	(2)	— †	41	4
Class R-3	4,608	455	589		58		(9,881)	(974)	(4,684)	(461)
Class R-4	630	62	86		8		(497)	(49)	219	21
Class R-5E	80	8	5		—	†	(1)	— †	84	8
Class R-5	97	10	19		2		(259)	(26)	(143)	(14)
Class R-6	933,486	92,018	129,325		12,775		(89,836)	(8,854)	972,975	95,939
Total net increase (decrease)	$1,030,418	101,573	$137,737		13,606		$(155,793)	(15,356)	$1,012,362	99,823

28	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$39,375	3,954	$4,080		409		$(49,124)	(4,972)	$(5,669)	(609)
Class C	4,255	429	214		22		(4,681)	(475)	(212)	(24)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,846	1,094	370		37		(6,987)	(702)	4,229	429
Class F-2	98,847	9,962	2,486		249		(57,433)	(5,778)	43,900	4,433
Class F-3	10,676	1,070	335		33		(7,192)	(719)	3,819	384
Class 529-A	7,531	754	459		46		(6,235)	(627)	1,755	173
Class 529-C	1,319	133	56		6		(1,869)	(189)	(494)	(50)
Class 529-E	500	50	28		3		(389)	(39)	139	14
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	2,698	272	182		18		(2,615)	(263)	265	27
Class R-1	1,049	106	61		6		(1,764)	(177)	(654)	(65)
Class R-2	1,195	121	51		5		(1,278)	(129)	(32)	(3)
Class R-2E	44	4	2		—	†	(3)	— †	43	4
Class R-3	20,365	2,051	723		72		(15,687)	(1,573)	5,401	550
Class R-4	1,280	129	109		11		(2,721)	(276)	(1,332)	(136)
Class R-5E	176	18	3		—	†	(4)	— †	175	18
Class R-5	305	31	32		3		(467)	(46)	(130)	(12)
Class R-6	1,397,146	140,299	135,321		13,540		(132,489)	(13,321)	1,399,978	140,518
Total net increase (decrease)	$1,597,607	160,477	$144,512		14,460		$(290,938)	(29,286)	$1,451,181	145,651

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,561,432,000 and $22,512,865,000, respectively, during the six months ended February 29, 2020.

10. Ownership concentration

At February 29, 2020, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 18%, 17% and 14%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/29/2020[4,5]	$10.21	$.08		$.17	$.25
8/31/2019	9.84	.20		.39	.59
8/31/2018	10.20	.14		(.32)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.04		.17	.21
Class C:
2/29/2020[4,5]	10.17	.04		.17	.21
8/31/2019	9.80	.12		.39	.51
8/31/2018	10.17	.06		(.33)	(.27)
8/31/2017	10.19	.02		.11	.13
8/31/2016	10.18	—	[8]	.22	.22
8/31/2015	10.19	(.05)		.17	.12
Class T:
2/29/2020[4,5]	10.21	.09		.17	.26
8/31/2019	9.83	.22		.40	.62
8/31/2018	10.20	.16		(.33)	(.17)
8/31/2017[4,11]	10.10	.06		.10	.16
Class F-1:
2/29/2020[4,5]	10.21	.08		.17	.25
8/31/2019	9.84	.20		.39	.59
8/31/2018	10.20	.14		(.32)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.04		.17	.21
Class F-2:
2/29/2020[4,5]	10.22	.09		.16	.25
8/31/2019	9.84	.23		.40	.63
8/31/2018	10.21	.17		(.33)	(.16)
8/31/2017	10.23	.12		.11	.23
8/31/2016	10.22	.11		.22	.33
8/31/2015	10.21	.07		.17	.24
Class F-3:
2/29/2020[4,5]	10.22	.10		.16	.26
8/31/2019	9.84	.24		.40	.64
8/31/2018	10.20	.18		(.32)	(.14)
8/31/2017[4,12]	10.07	.09		.14	.23

30	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.09)	$(.09)	$(.18)	$10.28	2.47%[6]		$217		.67%[7]		.67%[7]		1.57%[7]
(.22)	—	(.22)	10.21	6.05		198		.69		.69		2.03
(.15)	(.03)	(.18)	9.84	(1.81)		197		.68		.68		1.41
(.13)	(.09)	(.22)	10.20	1.94		218		.69		.69		.98
(.16)	(.13)	(.29)	10.23	2.90		229		.68		.68		.79
(.10)	(.10)	(.20)	10.22	2.09		164		.70		.70		.40

(.05)	(.09)	(.14)	10.24	2.10	[6]	17		1.42	[7]	1.42	[7]	.82	[7]
(.14)	—	(.14)	10.17	5.26		16		1.46		1.46		1.25
(.07)	(.03)	(.10)	9.80	(2.68)		16		1.47		1.47		.60
(.06)	(.09)	(.15)	10.17	1.25		21		1.48		1.48		.18
(.08)	(.13)	(.21)	10.19	2.10		26		1.48		1.48		(.01)
(.03)	(.10)	(.13)	10.18	1.14		17		1.50		1.50		(.40)

(.10)	(.09)	(.19)	10.28	2.58	[6,9]	—	[10]	.45	[7,9]	.45	[7,9]	1.80	[7,9]
(.24)	—	(.24)	10.21	6.40	[9]	—	[10]	.46	[9]	.46	[9]	2.26	[9]
(.17)	(.03)	(.20)	9.83	(1.68)[9]		—	[10]	.45	[9]	.45	[9]	1.65	[9]
(.06)	—	(.06)	10.20	1.63	[6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.55	[6,9]

(.09)	(.09)	(.18)	10.28	2.48	[6]	18		.65	[7]	.65	[7]	1.59	[7]
(.22)	—	(.22)	10.21	6.06		18		.68		.68		2.05
(.15)	(.03)	(.18)	9.84	(1.83)		14		.70		.70		1.39
(.13)	(.09)	(.22)	10.20	1.92		14		.70		.70		.94
(.16)	(.13)	(.29)	10.23	2.91		23		.67		.67		.92
(.10)	(.10)	(.20)	10.22	2.08		10		.71		.71		.41

(.10)	(.09)	(.19)	10.28	2.61	[6]	138		.40	[7]	.40	[7]	1.85	[7]
(.25)	—	(.25)	10.22	6.46		122		.39		.39		2.33
(.18)	(.03)	(.21)	9.84	(1.64)		74		.40		.40		1.73
(.16)	(.09)	(.25)	10.21	2.30		47		.44		.44		1.20
(.19)	(.13)	(.32)	10.23	3.18		53		.41		.41		1.28
(.13)	(.10)	(.23)	10.22	2.37		12		.42		.42		.67

(.11)	(.09)	(.20)	10.28	2.57	[6]	21		.27	[7]	.27	[7]	1.97	[7]
(.26)	—	(.26)	10.22	6.56		18		.30		.30		2.43
(.19)	(.03)	(.22)	9.84	(1.45)		13		.31		.31		1.80
(.10)	—	(.10)	10.20	2.33	[6]	11		.31	[7]	.31	[7]	1.55	[7]

See end of table for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/29/2020[4,5]	$10.21	$.08		$.17	$.25
8/31/2019	9.83	.20		.39	.59
8/31/2018	10.20	.13		(.33)	(.20)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.21	.08		.22	.30
8/31/2015	10.21	.02		.17	.19
Class 529-C:
2/29/2020[4,5]	10.16	.04		.17	.21
8/31/2019	9.79	.12		.39	.51
8/31/2018	10.15	.05		(.31)	(.26)
8/31/2017	10.18	.01		.10	.11
8/31/2016	10.17	(.01)		.22	.21
8/31/2015	10.18	(.06)		.17	.11
Class 529-E:
2/29/2020[4,5]	10.21	.07		.17	.24
8/31/2019	9.84	.18		.38	.56
8/31/2018	10.20	.11		(.32)	(.21)
8/31/2017	10.23	.07		.10	.17
8/31/2016	10.21	.05		.22	.27
8/31/2015	10.21	—	[8]	.17	.17
Class 529-T:
2/29/2020[4,5]	10.21	.09		.17	.26
8/31/2019	9.83	.22		.40	.62
8/31/2018	10.20	.16		(.33)	(.17)
8/31/2017[4,11]	10.10	.05		.11	.16
Class 529-F-1:
2/29/2020[4,5]	10.21	.09		.17	.26
8/31/2019	9.84	.22		.39	.61
8/31/2018	10.20	.16		(.32)	(.16)
8/31/2017	10.23	.12		.09	.21
8/31/2016	10.22	.09		.22	.31
8/31/2015	10.21	.06		.17	.23
Class R-1:
2/29/2020[4,5]	10.18	.04		.16	.20
8/31/2019	9.81	.12		.40	.52
8/31/2018	10.17	.06		(.32)	(.26)
8/31/2017	10.20	.03		.08	.11
8/31/2016	10.19	.01		.22	.23
8/31/2015	10.19	—	[8]	.17	.17

32	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.09)	$(.09)	$(.18)	$10.28	2.45%[6]		$27		.72%[7]		.72%[7]		1.52%[7]
(.21)	—	(.21)	10.21	6.09		24		.75		.75		1.97
(.14)	(.03)	(.17)	9.83	(1.98)		21		.75		.75		1.36
(.13)	(.09)	(.22)	10.20	1.98		19		.74		.74		.94
(.15)	(.13)	(.28)	10.23	2.81		18		.76		.76		.71
(.09)	(.10)	(.19)	10.21	1.91		13		.79		.79		.32

(.05)	(.09)	(.14)	10.23	2.09	[6]	5		1.46	[7]	1.46	[7]	.78	[7]
(.14)	—	(.14)	10.16	5.22		4		1.51		1.51		1.20
(.07)	(.03)	(.10)	9.79	(2.64)		4		1.52		1.52		.54
(.05)	(.09)	(.14)	10.15	1.10		6		1.53		1.53		.14
(.07)	(.13)	(.20)	10.18	2.04		7		1.55		1.55		(.06)
(.02)	(.10)	(.12)	10.17	1.10		5		1.57		1.57		(.47)

(.08)	(.09)	(.17)	10.28	2.34	[6]	2		.92	[7]	.92	[7]	1.32	[7]
(.19)	—	(.19)	10.21	5.77		2		.96		.96		1.77
(.12)	(.03)	(.15)	9.84	(2.09)		1		.96		.96		1.14
(.11)	(.09)	(.20)	10.20	1.65		2		.98		.98		.71
(.12)	(.13)	(.25)	10.23	2.66		1		1.01		1.01		.45
(.07)	(.10)	(.17)	10.21	1.65		1		1.04		1.04		.06

(.10)	(.09)	(.19)	10.28	2.56	[6,9]	—	[10]	.48	[7,9]	.48	[7,9]	1.76	[7,9]
(.24)	—	(.24)	10.21	6.34	[9]	—	[10]	.51	[9]	.51	[9]	2.21	[9]
(.17)	(.03)	(.20)	9.83	(1.74)[9]		—	[10]	.52	[9]	.52	[9]	1.59	[9]
(.06)	—	(.06)	10.20	1.60	[6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.53	[6,9]

(.10)	(.09)	(.19)	10.28	2.57	[6]	9		.48	[7]	.48	[7]	1.77	[7]
(.24)	—	(.24)	10.21	6.23		8		.52		.52		2.20
(.17)	(.03)	(.20)	9.84	(1.66)		8		.52		.52		1.60
(.15)	(.09)	(.24)	10.20	2.11		7		.53		.53		1.17
(.17)	(.13)	(.30)	10.23	3.03		6		.55		.55		.89
(.12)	(.10)	(.22)	10.22	2.22		6		.57		.57		.54

(.05)	(.09)	(.14)	10.24	2.10	[6]	8		1.49	[7]	1.49	[7]	.76	[7]
(.15)	—	(.15)	10.18	5.30		4		1.45		1.45		1.26
(.07)	(.03)	(.10)	9.81	(2.58)		4		1.47		1.47		.65
(.05)	(.09)	(.14)	10.17	1.13		4		1.49		1.49		.33
(.09)	(.13)	(.22)	10.20	2.27		—	[10]	1.33		1.33		.18
(.07)	(.10)	(.17)	10.19	1.61		—	[10]	1.13		1.13		(.06)

See end of table for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/29/2020[4,5]	$10.16	$.04		$.16	$.20
8/31/2019	9.79	.13		.39	.52
8/31/2018	10.15	.07		(.32)	(.25)
8/31/2017	10.18	.02		.10	.12
8/31/2016	10.17	—	[8]	.22	.22
8/31/2015	10.18	(.06)		.17	.11
Class R-2E:
2/29/2020[4,5]	10.20	.06		.16	.22
8/31/2019	9.82	.16		.40	.56
8/31/2018	10.19	.10		(.33)	(.23)
8/31/2017	10.21	.06		.11	.17
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.06		.17	.23
Class R-3:
2/29/2020[4,5]	10.20	.06		.16	.22
8/31/2019	9.83	.17		.39	.56
8/31/2018	10.19	.11		(.32)	(.21)
8/31/2017	10.22	.08		.08	.16
8/31/2016	10.21	.04		.22	.26
8/31/2015	10.21	—	[8]	.17	.17
Class R-4:
2/29/2020[4,5]	10.21	.08		.17	.25
8/31/2019	9.84	.20		.39	.59
8/31/2018	10.20	.15		(.33)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.05		.17	.22
Class R-5E:
2/29/2020[4,5]	10.21	.09		.17	.26
8/31/2019	9.84	.23		.38	.61
8/31/2018	10.20	.18		(.33)	(.15)
8/31/2017	10.23	.13		.10	.23
8/31/2016[4,13]	10.25	.08		.17	.25
Class R-5:
2/29/2020[4,5]	10.21	.10		.17	.27
8/31/2019	9.84	.24		.38	.62
8/31/2018	10.20	.18		(.33)	(.15)
8/31/2017	10.23	.13		.10	.23
8/31/2016	10.22	.11		.22	.33
8/31/2015	10.21	.07		.17	.24

34	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.05)	$(.09)	$(.14)	$10.22	2.02%[6]		$3		1.41%[7]		1.41%[7]		.84%[7]
(.15)	—	(.15)	10.16	5.33		3		1.40		1.40		1.32
(.08)	(.03)	(.11)	9.79	(2.54)		3		1.42		1.42		.69
(.06)	(.09)	(.15)	10.15	1.18		3		1.46		1.46		.22
(.08)	(.13)	(.21)	10.18	2.10		3		1.49		1.49		(.01)
(.02)	(.10)	(.12)	10.17	1.08		2		1.62		1.62		(.51)

(.07)	(.09)	(.16)	10.26	2.18	[6]	—	[10]	1.16	[7]	1.07	[7]	1.17	[7]
(.18)	—	(.18)	10.20	5.74		—	[10]	1.14		1.09		1.64
(.11)	(.03)	(.14)	9.82	(2.30)[9]		—	[10]	1.17	[9]	1.07	[9]	1.04	[9]
(.10)	(.09)	(.19)	10.19	1.69	[9]	—	[10]	1.12	[9]	1.11	[9]	.63	[9]
(.18)	(.13)	(.31)	10.21	2.92	[9]	—	[10]	.70	[9]	.60	[9]	.84	[9]
(.12)	(.10)	(.22)	10.22	2.22	[9]	—	[10]	.57	[9]	.57	[9]	.54	[9]

(.07)	(.09)	(.16)	10.26	2.22	[6]	36		1.09	[7]	1.09	[7]	1.16	[7]
(.19)	—	(.19)	10.20	5.75		41		1.00		1.00		1.74
(.12)	(.03)	(.15)	9.83	(2.15)		34		1.02		1.02		1.10
(.10)	(.09)	(.19)	10.19	1.59		26		1.02		1.02		.79
(.12)	(.13)	(.25)	10.22	2.57		3		1.00		1.00		.52
(.07)	(.10)	(.17)	10.21	1.68		2		1.01		1.01		.09

(.09)	(.09)	(.18)	10.28	2.48	[6]	5		.64	[7]	.64	[7]	1.60	[7]
(.22)	—	(.22)	10.21	6.08		5		.66		.66		2.04
(.15)	(.03)	(.18)	9.84	(1.80)		6		.66		.66		1.55
(.13)	(.09)	(.22)	10.20	1.94		2		.69		.69		.97
(.16)	(.13)	(.29)	10.23	2.93		3		.65		.65		.88
(.11)	(.10)	(.21)	10.22	2.16		2		.63		.63		.48

(.10)	(.09)	(.19)	10.28	2.59	[6]	—	[10]	.45	[7]	.44	[7]	1.80	[7]
(.24)	—	(.24)	10.21	6.28		—	[10]	.48		.46		2.28
(.18)	(.03)	(.21)	9.84	(1.53)		—	[10]	.48		.45		1.79
(.17)	(.09)	(.26)	10.20	2.25		—	[10]	.56		.40		1.28
(.14)	(.13)	(.27)	10.23	2.39	[6]	—	[10]	.53	[7]	.53	[7]	1.01	[7]

(.11)	(.09)	(.20)	10.28	2.63	[6]	1		.35	[7]	.35	[7]	1.90	[7]
(.25)	—	(.25)	10.21	6.40		1		.36		.36		2.36
(.18)	(.03)	(.21)	9.84	(1.50)		1		.36		.36		1.77
(.17)	(.09)	(.26)	10.20	2.25		1		.38		.38		1.31
(.19)	(.13)	(.32)	10.23	3.19		1		.39		.39		1.14
(.13)	(.10)	(.23)	10.22	2.40		—	[10]	.38		.38		.72

See end of table for footnotes.

American Funds Mortgage Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/29/2020[4,5]	$10.21	$.10	$.17	$.27
8/31/2019	9.84	.24	.39	.63
8/31/2018	10.20	.18	(.32)	(.14)
8/31/2017	10.23	.14	.09	.23
8/31/2016	10.22	.11	.22	.33
8/31/2015	10.21	.08	.17	.25

Portfolio turnover rate for all share classes[15]	Six months ended February 29,	Year ended August 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	75%	129%	66%	104%	159%	130%
Including mortgage dollar roll transactions	362%	605%	1,009%	635%	1,041%	1,205%

See notes to financial statements.

36	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]

$(.11)	$(.09)	$(.20)	$10.28	2.68%[6]	$7,122	.26%[7]	.26%[7]	1.98%[7]
(.26)	—	(.26)	10.21	6.47	6,095	.29	.29	2.43
(.19)	(.03)	(.22)	9.84	(1.44)	4,490	.30	.30	1.83
(.17)	(.09)	(.26)	10.20	2.33	3,227	.31	.31	1.40
(.19)	(.13)	(.32)	10.23	3.27	2,157	.31	.31	1.16
(.14)	(.10)	(.24)	10.22	2.48	1,553	.32	.32	.80

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Mortgage Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2019, through February 29, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Mortgage Fund

	Beginning account value 9/1/2019	Ending account value 2/29/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,024.69	$3.37	.67%
Class A – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class C – actual return	1,000.00	1,021.02	7.14	1.42
Class C – assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class T – actual return	1,000.00	1,025.82	2.27	.45
Class T – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class F-1 – actual return	1,000.00	1,024.82	3.27	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	1,026.10	2.02	.40
Class F-2 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class F-3 – actual return	1,000.00	1,025.74	1.36	.27
Class F-3 – assumed 5% return	1,000.00	1,023.52	1.36	.27
Class 529-A – actual return	1,000.00	1,024.45	3.62	.72
Class 529-A – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-C – actual return	1,000.00	1,020.88	7.34	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-E – actual return	1,000.00	1,023.44	4.63	.92
Class 529-E – assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-T – actual return	1,000.00	1,025.65	2.42	.48
Class 529-T – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 529-F-1 – actual return	1,000.00	1,025.71	2.42	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-1 – actual return	1,000.00	1,020.99	7.49	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class R-2 – actual return	1,000.00	1,020.16	7.08	1.41
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2E – actual return	1,000.00	1,021.79	5.38	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 – actual return	1,000.00	1,022.15	5.48	1.09
Class R-3 – assumed 5% return	1,000.00	1,019.44	5.47	1.09
Class R-4 – actual return	1,000.00	1,024.84	3.22	.64
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5E – actual return	1,000.00	1,025.87	2.22	.44
Class R-5E – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class R-5 – actual return	1,000.00	1,026.34	1.76	.35
Class R-5 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 – actual return	1,000.00	1,026.79	1.31	.26
Class R-6 – assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Mortgage Fund	39

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

40	American Funds Mortgage Fund

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American Funds Mortgage Fund	41

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42	American Funds Mortgage Fund

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American Funds Mortgage Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete February 29, 2020, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®

Investment portfolio

February 29, 2020

unaudited

Bonds, notes & other debt instruments 85.04% Mortgage-backed obligations 67.26% Federal agency mortgage-backed obligations 64.56%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20331	$388	$401
Fannie Mae 5.00% 20401	465	494
Fannie Mae 4.00% 20431	5,189	5,598
Fannie Mae 4.50% 20471	4,071	4,277
Fannie Mae Pool #AE8705 3.00% 20251	2	2
Fannie Mae Pool #MA2776 2.50% 20261	2,577	2,646
Fannie Mae Pool #AK3264 3.00% 20271	898	932
Fannie Mae Pool #AK9045 3.00% 20271	22	23
Fannie Mae Pool #AP1102 3.00% 20271	6	6
Fannie Mae Pool #BM4299 3.00% 20301	28,621	29,659
Fannie Mae Pool #BD2402 3.00% 20311	383	398
Fannie Mae Pool #BM4151 2.50% 20321	10,130	10,450
Fannie Mae Pool #CA3274 3.00% 20321	871	910
Fannie Mae Pool #BM1275 3.00% 20321	827	867
Fannie Mae Pool #BE3641 3.00% 20321	739	768
Fannie Mae Pool #BJ5987 3.00% 20321	701	729
Fannie Mae Pool #MA3188 3.00% 20321	139	144
Fannie Mae Pool #BM3716 3.00% 20321	59	61
Fannie Mae Pool #MA3218 3.00% 20321	35	36
Fannie Mae Pool #MA1640 2.50% 20331	1,709	1,760
Fannie Mae Pool #AB9299 2.50% 20331	463	475
Fannie Mae Pool #MA3437 3.00% 20331	1,730	1,794
Fannie Mae Pool #BK1943 3.00% 20331	890	924
Fannie Mae Pool #BK4390 3.00% 20331	857	891
Fannie Mae Pool #CA2545 3.00% 20331	829	861
Fannie Mae Pool #CA1624 3.00% 20331	790	825
Fannie Mae Pool #BK0785 3.00% 20331	715	742
Fannie Mae Pool #BJ4876 3.00% 20331	559	584
Fannie Mae Pool #BK0857 3.00% 20331	477	496
Fannie Mae Pool #BM5111 3.00% 20331	323	339
Fannie Mae Pool #BK3714 3.00% 20331	221	230
Fannie Mae Pool #BJ7193 3.00% 20331	211	220
Fannie Mae Pool #BJ5923 3.00% 20331	165	171
Fannie Mae Pool #BK7894 3.00% 20331	157	163
Fannie Mae Pool #BJ4856 3.00% 20331	150	157
Fannie Mae Pool #BM5108 3.00% 20331	67	70
Fannie Mae Pool #BJ4573 3.00% 20331	24	25
Fannie Mae Pool #BM3919 3.00% 20331	19	20
Fannie Mae Pool #BJ9000 3.50% 20331	275	290
Fannie Mae Pool #CA2106 3.50% 20331	58	61
Fannie Mae Pool #MA3490 4.00% 20331	84,342	88,640
Fannie Mae Pool #MA3439 4.00% 20331	11,076	11,658
Fannie Mae Pool #MA3797 2.50% 20341	36,133	37,108
Fannie Mae Pool #BP0033 2.50% 20341	15,143	15,552
Fannie Mae Pool #MA3827 2.50% 20341	12,686	13,028
Fannie Mae Pool #MA3764 2.50% 20341	11,779	12,096

American Funds Mortgage Fund — Page 1 of 12

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO6247 2.50% 20341	$9,780	$10,075
Fannie Mae Pool #MA3737 2.50% 20341	7,859	8,071
Fannie Mae Pool #MA3709 2.50% 20341	5,256	5,397
Fannie Mae Pool #FM2057 2.50% 20341	5,150	5,289
Fannie Mae Pool #BO7771 2.50% 20341	4,102	4,212
Fannie Mae Pool #MA3864 2.50% 20341	1,576	1,618
Fannie Mae Pool #MA3674 2.50% 20341	1,128	1,158
Fannie Mae Pool #BJ9733 2.50% 20341	1,072	1,101
Fannie Mae Pool #BO8239 2.50% 20341	1,052	1,080
Fannie Mae Pool #BO7207 2.50% 20341	1,043	1,072
Fannie Mae Pool #MA3729 2.50% 20341	432	444
Fannie Mae Pool #BO6861 2.50% 20341	199	205
Fannie Mae Pool #BO5145 2.50% 20341	99	102
Fannie Mae Pool #CA4922 3.00% 20341	32,186	33,375
Fannie Mae Pool #SB8021 3.00% 20341	4,618	4,790
Fannie Mae Pool #BN6580 3.00% 20341	1,196	1,240
Fannie Mae Pool #BJ7631 3.00% 20341	354	367
Fannie Mae Pool #MA3828 3.00% 20341	313	324
Fannie Mae Pool #BN5298 3.00% 20341	178	184
Fannie Mae Pool #MA3896 2.50% 20351	54,341	55,810
Fannie Mae Pool #MA3955 2.50% 20351	13,360	13,721
Fannie Mae Pool #MA3897 3.00% 20351	8,632	8,952
Fannie Mae Pool #MA2746 4.00% 20361	5,074	5,472
Fannie Mae Pool #AS7224 4.00% 20361	4,236	4,506
Fannie Mae Pool #MA2717 4.00% 20361	3,090	3,332
Fannie Mae Pool #MA2819 4.00% 20361	2,856	3,080
Fannie Mae Pool #MA2787 4.00% 20361	1,439	1,551
Fannie Mae Pool #MA2630 4.00% 20361	628	678
Fannie Mae Pool #MA3186 4.00% 20371	11,999	12,840
Fannie Mae Pool #889101 3.367% 20381,2	1,022	1,065
Fannie Mae Pool #964279 4.499% 20381,2	654	686
Fannie Mae Pool #964708 4.64% 20381,2	86	90
Fannie Mae Pool #AE7629 3.724% 20401,2	821	862
Fannie Mae Pool #AL9335 4.091% 20401,2	35,873	37,719
Fannie Mae Pool #AE0844 3.824% 20411,2	4,481	4,704
Fannie Mae Pool #AE0789 3.841% 20411,2	4,497	4,719
Fannie Mae Pool #AL9531 4.087% 20411,2	40,534	42,579
Fannie Mae Pool #AL0073 4.178% 20411,2	3,663	3,837
Fannie Mae Pool #AL9326 4.333% 20411,2	44,285	46,533
Fannie Mae Pool #AL9327 4.424% 20411,2	30,560	32,188
Fannie Mae Pool #AP7819 3.91% 20421,2	4,394	4,545
Fannie Mae Pool #AL9532 4.127% 20421,2	55,387	57,652
Fannie Mae Pool #AL9530 4.337% 20421,2	38,653	40,247
Fannie Mae Pool #AL2000 4.335% 20421,2	5,708	5,918
Fannie Mae Pool #AL9533 4.389% 20421,2	24,080	25,037
Fannie Mae Pool #AL2184 4.418% 20421,2	8,656	8,990
Fannie Mae Pool #AL1941 4.447% 20421,2	7,503	7,789
Fannie Mae Pool #AU0626 2.275% 20431	181	180
Fannie Mae Pool #AT7470 2.275% 20431	118	117
Fannie Mae Pool #AU8121 2.275% 20431	102	101
Fannie Mae Pool #AU8120 2.275% 20431	80	79
Fannie Mae Pool #AU0627 2.525% 20431	205	210
Fannie Mae Pool #AU3962 2.525% 20431	136	139
Fannie Mae Pool #AU1583 2.525% 20431	131	134

American Funds Mortgage Fund — Page 2 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT4747 2.525% 20431	$127	$130
Fannie Mae Pool #AU1575 2.525% 20431	125	128
Fannie Mae Pool #AU1584 2.525% 20431	114	116
Fannie Mae Pool #AU3963 2.525% 20431	97	99
Fannie Mae Pool #AU8122 2.525% 20431	93	95
Fannie Mae Pool #AT7476 2.525% 20431	92	94
Fannie Mae Pool #AU8124 2.525% 20431	81	83
Fannie Mae Pool #AU8123 2.525% 20431	77	79
Fannie Mae Pool #AU6340 2.525% 20431	76	77
Fannie Mae Pool #AU1585 2.525% 20431	65	66
Fannie Mae Pool #AU3961 2.525% 20431	63	65
Fannie Mae Pool #AU4814 2.525% 20431	47	48
Fannie Mae Pool #AU1577 2.775% 20431	341	352
Fannie Mae Pool #AU8126 2.775% 20431	340	351
Fannie Mae Pool #AU4816 2.775% 20431	317	327
Fannie Mae Pool #AT9853 2.775% 20431	214	220
Fannie Mae Pool #AU3964 2.775% 20431	202	207
Fannie Mae Pool #AU4817 2.775% 20431	135	139
Fannie Mae Pool #AU1587 2.775% 20431	123	126
Fannie Mae Pool #AT9852 2.775% 20431	100	103
Fannie Mae Pool #AU8125 2.775% 20431	94	97
Fannie Mae Pool #AU1576 2.775% 20431	74	76
Fannie Mae Pool #AU3965 2.775% 20431	58	60
Fannie Mae Pool #AT8826 2.775% 20431	56	57
Fannie Mae Pool #AU8127 2.775% 20431	53	54
Fannie Mae Pool #AT8825 2.775% 20431	43	44
Fannie Mae Pool #AU3966 3.025% 20431	327	337
Fannie Mae Pool #AT7457 3.025% 20431	199	205
Fannie Mae Pool #AU3968 3.025% 20431	181	186
Fannie Mae Pool #AU3967 3.025% 20431	130	134
Fannie Mae Pool #AU8129 3.025% 20431	102	105
Fannie Mae Pool #AU1589 3.025% 20431	91	94
Fannie Mae Pool #AU4819 3.025% 20431	88	90
Fannie Mae Pool #AU1588 3.025% 20431	83	85
Fannie Mae Pool #AU6343 3.025% 20431	79	81
Fannie Mae Pool #AU0630 3.025% 20431	73	76
Fannie Mae Pool #AU6342 3.025% 20431	42	44
Fannie Mae Pool #AU6344 3.275% 20431	138	143
Fannie Mae Pool #AT8820 3.275% 20431	69	71
Fannie Mae Pool #AU8131 3.275% 20431	59	61
Fannie Mae Pool #AU1591 3.275% 20431	31	32
Fannie Mae Pool #BD2440 3.50% 20471	1,122	1,183
Fannie Mae Pool #BH2597 4.00% 20471	15,401	16,454
Fannie Mae Pool #BM4488 3.433% 20481,2	24,075	25,330
Fannie Mae Pool #BK3204 3.50% 20481	2,625	2,760
Fannie Mae Pool #MA3443 4.00% 20481	10,131	10,696
Fannie Mae Pool #BK5328 4.00% 20481	122	129
Fannie Mae Pool #BK7117 4.00% 20481	82	86
Fannie Mae Pool #BM2006 4.00% 20481	77	82
Fannie Mae Pool #CA2493 4.50% 20481	4,045	4,324
Fannie Mae Pool #MA3496 4.50% 20481	1,431	1,534
Fannie Mae Pool #BN1576 4.50% 20481	276	295
Fannie Mae Pool #CA1574 5.00% 20481	21,216	23,046
Fannie Mae Pool #BO5176 3.00% 20491	7,174	7,563

American Funds Mortgage Fund — Page 3 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3692 3.50% 20491	$73,495	$76,316
Fannie Mae Pool #MA3686 3.50% 20491	24,056	24,978
Fannie Mae Pool #CA4358 3.50% 20491	15,673	16,310
Fannie Mae Pool #MA3803 3.50% 20491	11,159	11,604
Fannie Mae Pool #MA3775 3.50% 20491	10,579	10,988
Fannie Mae Pool #CA4813 3.50% 20491	10,311	10,753
Fannie Mae Pool #CA3309 3.50% 20491	7,160	7,478
Fannie Mae Pool #CA4566 3.50% 20491	4,573	4,760
Fannie Mae Pool #BN6249 3.50% 20491	1,240	1,291
Fannie Mae Pool #CA4026 3.50% 20491	1,144	1,193
Fannie Mae Pool #MA3597 3.50% 20491	926	963
Fannie Mae Pool #FM1596 3.50% 20491	725	756
Fannie Mae Pool #FM0020 3.50% 20491	658	683
Fannie Mae Pool #BN6683 3.50% 20491	654	681
Fannie Mae Pool #BN4595 3.50% 20491	92	96
Fannie Mae Pool #FM1499 3.50% 20491	24	25
Fannie Mae Pool #BJ8402 3.533% 20491,2	3,913	4,137
Fannie Mae Pool #BO2995 4.00% 20491	26	28
Fannie Mae Pool #MA3639 4.50% 20491	23,136	24,712
Fannie Mae Pool #MA3564 4.50% 20491	14,401	15,374
Fannie Mae Pool #BJ7731 4.50% 20491	1,349	1,441
Fannie Mae Pool #BN6006 4.50% 20491	1,047	1,123
Fannie Mae Pool #MA3593 4.50% 20491	156	166
Fannie Mae Pool #MA3905 3.00% 20501	40,331	41,598
Fannie Mae Pool #AS0745 3.50% 20531	1,715	1,750
Freddie Mac 4.00% 20361	1,287	1,389
Freddie Mac 4.00% 20361	1,218	1,314
Freddie Mac 4.00% 20361	945	1,019
Freddie Mac 6.00% 20381	103	120
Freddie Mac 4.00% 20411	349	368
Freddie Mac 3.50% 20461	269	280
Freddie Mac 4.50% 20461	1,294	1,413
Freddie Mac 4.00% 20471	2,498	2,607
Freddie Mac 3.50% 20481	3,988	4,165
Freddie Mac 5.00% 20481	2,631	2,858
Freddie Mac Pool #ZS7228 2.50% 20251	8	8
Freddie Mac Pool #ZA2597 3.00% 20251	274	284
Freddie Mac Pool #ZK7598 3.00% 20271	7,311	7,586
Freddie Mac Pool #G15537 2.50% 20281	1,776	1,832
Freddie Mac Pool #G15975 2.50% 20291	3,264	3,367
Freddie Mac Pool #ZK7590 3.00% 20291	12,490	12,973
Freddie Mac Pool #ZS8675 2.50% 20321	23	24
Freddie Mac Pool #G18655 3.00% 20321	658	684
Freddie Mac Pool #ZS8087 2.50% 20331	64	66
Freddie Mac Pool #ZS8710 3.00% 20331	127,871	132,635
Freddie Mac Pool #G18715 3.00% 20331	86,398	89,804
Freddie Mac Pool #ZS8715 3.00% 20331	5,599	5,804
Freddie Mac Pool #ZT0716 3.00% 20331	2,933	3,039
Freddie Mac Pool #ZK9250 3.00% 20331	379	394
Freddie Mac Pool #SB8015 2.50% 20341	47,921	49,216
Freddie Mac Pool #QN1197 2.50% 20341	8,905	9,174
Freddie Mac Pool #SB8008 2.50% 20341	4,996	5,131
Freddie Mac Pool #ZT2094 2.50% 20341	3,662	3,761
Freddie Mac Pool #SB8020 2.50% 20341	2,027	2,081

American Funds Mortgage Fund — Page 4 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT2022 2.50% 20341	$1,381	$1,418
Freddie Mac Pool #SB0021 2.50% 20341	561	576
Freddie Mac Pool #SB8004 2.50% 20341	481	494
Freddie Mac Pool #QN1174 2.50% 20341	396	407
Freddie Mac Pool #SB8013 2.50% 20341	110	113
Freddie Mac Pool #ZT2019 3.00% 20341	119	123
Freddie Mac Pool #SB8026 2.50% 20351	90,250	92,689
Freddie Mac Pool #SB8035 2.50% 20351	28,056	28,814
Freddie Mac Pool #SB8027 3.00% 20351	20,496	21,270
Freddie Mac Pool #840222 4.053% 20401,2	7,911	8,346
Freddie Mac Pool #760012 3.04% 20451,2	1,908	1,964
Freddie Mac Pool #760013 3.188% 20451,2	1,466	1,514
Freddie Mac Pool #760014 3.507% 20451,2	11,367	11,803
Freddie Mac Pool #760015 3.241% 20471,2	3,246	3,306
Freddie Mac Pool #V84817 3.50% 20471	78	81
Freddie Mac Pool #V84872 3.50% 20481	388	405
Freddie Mac Pool #SI2002 4.00% 20481	2,218	2,359
Freddie Mac Pool #ZS4785 4.00% 20481	1,043	1,101
Freddie Mac Pool #ZA6124 4.50% 20481	958	1,023
Freddie Mac Pool #QA4673 3.00% 20491	9,976	10,518
Freddie Mac Pool #ZT2086 3.50% 20491	70,144	72,873
Freddie Mac Pool #SD8005 3.50% 20491	26,502	27,523
Freddie Mac Pool #ZT1951 3.50% 20491	16,396	17,021
Freddie Mac Pool #ZT1863 3.50% 20491	11,993	12,458
Freddie Mac Pool #V85471 3.50% 20491	10,052	10,492
Freddie Mac Pool #ZT1776 3.50% 20491	2,111	2,193
Freddie Mac Pool #V85284 3.50% 20491	904	942
Freddie Mac Pool #ZA7047 3.50% 20491	372	388
Freddie Mac Pool #RA1824 3.50% 20491	26	27
Freddie Mac Pool #ZA6548 4.00% 20491	4	4
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	462	473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.905% 20561,2	14,698	15,337
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	14,222	14,982
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,2	10,675	11,189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20561,2	20,021	21,124
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20571,2	78,576	83,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	50,323	54,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	32,154	35,014
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20571	2,493	2,717
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	—3	—3
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20581	7,584	8,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20591	45,281	47,599
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20281	81,780	87,223
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20281	19,190	20,351
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20291	65,738	67,988
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20291	117,031	125,040
Government National Mortgage Assn. 4.00% 20321	744	786
Government National Mortgage Assn. 4.00% 20321	568	600
Government National Mortgage Assn. 6.50% 20321	651	750
Government National Mortgage Assn. 3.75% 20341	1,009	1,058
Government National Mortgage Assn. 4.25% 20341	1,020	1,083
Government National Mortgage Assn. 3.25% 20351	2,442	2,546
Government National Mortgage Assn. 3.25% 20351	1,696	1,768
Government National Mortgage Assn. 3.25% 20351	1,358	1,416

American Funds Mortgage Fund — Page 5 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.25% 20351	$1,254	$1,308
Government National Mortgage Assn. 5.00% 20351	408	439
Government National Mortgage Assn. 3.75% 20371	401	422
Government National Mortgage Assn. 6.50% 20381	342	401
Government National Mortgage Assn. 6.50% 20381	54	59
Government National Mortgage Assn. 6.00% 20391	2,099	2,383
Government National Mortgage Assn. 3.25% 20401	1,033	1,078
Government National Mortgage Assn. 3.25% 20401	857	893
Government National Mortgage Assn. 3.25% 20401	601	626
Government National Mortgage Assn. 5.00% 20401	57	61
Government National Mortgage Assn. 5.50% 20401	2,337	2,637
Government National Mortgage Assn. 4.00% 20411	1,054	1,066
Government National Mortgage Assn. 4.50% 20411	1,131	1,202
Government National Mortgage Assn. 4.50% 20411	733	779
Government National Mortgage Assn. 4.50% 20411	592	622
Government National Mortgage Assn. 4.50% 20411	274	290
Government National Mortgage Assn. 4.50% 20411	221	232
Government National Mortgage Assn. 5.00% 20411	2,338	2,507
Government National Mortgage Assn. 5.00% 20411	1,794	1,978
Government National Mortgage Assn. 5.00% 20411	712	765
Government National Mortgage Assn. 6.50% 20411	79	86
Government National Mortgage Assn. 2.75% 20421	512	529
Government National Mortgage Assn. 2.75% 20421	376	387
Government National Mortgage Assn. 2.75% 20421	368	380
Government National Mortgage Assn. 2.75% 20421	242	250
Government National Mortgage Assn. 2.75% 20421	239	246
Government National Mortgage Assn. 2.75% 20421	65	67
Government National Mortgage Assn. 2.75% 20421	57	58
Government National Mortgage Assn. 3.50% 20421	638	691
Government National Mortgage Assn. 4.00% 20421	513	547
Government National Mortgage Assn. 4.00% 20421	513	545
Government National Mortgage Assn. 4.00% 20421	462	487
Government National Mortgage Assn. 4.50% 20421	1,257	1,332
Government National Mortgage Assn. 3.50% 20431	876	921
Government National Mortgage Assn. 3.50% 20431	811	853
Government National Mortgage Assn. 4.00% 20431	904	931
Government National Mortgage Assn. 3.75% 20441	1,432	1,510
Government National Mortgage Assn. 4.25% 20441	756	823
Government National Mortgage Assn. 4.00% 20461	3,743	3,882
Government National Mortgage Assn. 4.00% 20471	108,962	115,587
Government National Mortgage Assn. 4.50% 20491	56,733	59,793
Government National Mortgage Assn. 3.00% 20501,4	29,343	30,320
Government National Mortgage Assn. 3.00% 20501,4	12,343	12,741
Government National Mortgage Assn. 3.50% 20501,4	13,730	14,227
Government National Mortgage Assn. 3.50% 20501,4	8,544	8,847
Government National Mortgage Assn. 4.00% 20501,4	2,116	2,203
Government National Mortgage Assn. 4.50% 20501,4	24,136	25,413
Government National Mortgage Assn. Pool #792276 3.50% 20421	484	520
Government National Mortgage Assn. Pool #MA4837 3.50% 20471	2,649	2,774
Government National Mortgage Assn. Pool #MA5137 4.00% 20481	86,166	90,983
Government National Mortgage Assn. Pool #MA5264 4.00% 20481	1,887	1,981
Government National Mortgage Assn. Pool #MA6339 3.50% 20491	21,630	22,540
Government National Mortgage Assn. Pool #MA6284 3.50% 20491	3,017	3,139
Government National Mortgage Assn. Pool #MA5986 4.00% 20491	412,003	429,111

American Funds Mortgage Fund — Page 6 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5931 4.00% 20491	$180,997	$189,020
Government National Mortgage Assn. Pool #MA6155 4.00% 20491	1,156	1,208
Government National Mortgage Assn. Pool #MA6156 4.50% 20491	55,650	58,649
Government National Mortgage Assn. Pool #MA6041 4.50% 20491	40,887	43,041
Government National Mortgage Assn. Pool #MA5877 4.50% 20491	18,596	19,584
Government National Mortgage Assn. Pool #MA6092 4.50% 20491	15,503	16,327
Government National Mortgage Assn. Pool #MA6042 5.00% 20491	93	99
Government National Mortgage Assn. Pool #MA6474 3.00% 20501	10,590	10,968
Government National Mortgage Assn. Pool #MA6410 3.50% 20501	3,691	3,849
Government National Mortgage Assn. Pool #MA6400 3.50% 20501	2,266	2,317
Government National Mortgage Assn. Pool #MA6411 4.00% 20501	5,680	5,979
Government National Mortgage Assn. Pool #721640 4.81% 20611	—3	—3
Government National Mortgage Assn. Pool #773441 4.938% 20621	9	10
Government National Mortgage Assn. Pool #AG8235 5.337% 20641	2	3
Government National Mortgage Assn. Pool #AI2366 4.719% 20651	131	134
Government National Mortgage Assn. Pool #AQ8290 4.861% 20661	22	23
Government National Mortgage Assn. Pool #AQ8292 5.088% 20661	16	17
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,2	9	9
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.291% 20621,2	819	14
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.632% 20661,2	78,254	1,448
Uniform Mortgage-Backed Security 2.50% 20351,4	1,977	2,029
Uniform Mortgage-Backed Security 3.00% 20351,4	774,982	802,142
Uniform Mortgage-Backed Security 3.00% 20351,4	57,042	59,088
Uniform Mortgage-Backed Security 3.50% 20501,4	183,224	190,288
Uniform Mortgage-Backed Security 4.00% 20501,4	333	351
Uniform Mortgage-Backed Security 4.00% 20501,4	179	188
Uniform Mortgage-Backed Security 4.50% 20501,4	171,000	182,353
Uniform Mortgage-Backed Security 4.50% 20501,4	74,099	79,089
		4,924,918
Collateralized mortgage-backed obligations (privately originated) 2.70%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,2,5	3,139	3,198
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,2,5	5,214	5,256
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,2,5	19,000	19,101
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,5	12,706	12,858
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 20291,2,5	14,231	14,262
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20481,2,5	5,497	5,581
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20501,2,5	12,156	12,575
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,2,5	11,598	12,029
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.411% 20521,2,5	22,507	22,574
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.427% 20521,2,5	6,710	6,731
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,2,5	2,759	2,764
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,2,5	3,034	3,044
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,2,5	10,770	10,841
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,2,5	10,190	10,239
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,2,5	8,919	9,228
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 20281,2,5	1,416	1,419
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 20301,2,5	1,264	1,279
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,2,5	24,719	24,881
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.277% 20521,2,5	21,327	21,385

American Funds Mortgage Fund — Page 7 of 12

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.227% 20571,2,5	$1,519	$1,521
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,2,5	5,398	5,444
		206,210
Total mortgage-backed obligations		5,131,128
U.S. Treasury bonds & notes 17.29% U.S. Treasury 16.26%
U.S. Treasury 1.625% 2021	17,000	17,135
U.S. Treasury 1.625% 2021	5,700	5,770
U.S. Treasury 1.75% 2021	5,000	5,069
U.S. Treasury 2.00% 2021	24,000	24,283
U.S. Treasury 2.00% 2021	12,000	12,228
U.S. Treasury 2.75% 2021	277	285
U.S. Treasury 1.375% 2022	95,000	95,815
U.S. Treasury 1.75% 2022	133,000	135,286
U.S. Treasury 1.75% 2022	20,000	20,325
U.S. Treasury 1.875% 2022	52,000	53,304
U.S. Treasury 1.875% 2022	44,000	44,898
U.S. Treasury 1.875% 2022	28,000	28,548
U.S. Treasury 2.00% 2022	25,500	26,259
U.S. Treasury 2.125% 20226	157,000	161,127
U.S. Treasury 2.125% 20226	111,000	114,796
U.S. Treasury 1.625% 2023	35,321	36,134
U.S. Treasury 1.625% 2023	5,000	5,113
U.S. Treasury 2.50% 2023	24,679	26,014
U.S. Treasury 2.625% 2023	20,000	21,125
U.S. Treasury 2.75% 2023	90,000	95,172
U.S. Treasury 2.875% 2023	51,866	55,446
U.S. Treasury 2.875% 2023	40,500	43,348
U.S. Treasury 1.50% 2024	16,404	16,820
U.S. Treasury 1.50% 2024	7,913	8,116
U.S. Treasury 2.125% 2024	10,000	10,531
U.S. Treasury 2.125% 2024	8,847	9,272
U.S. Treasury 2.375% 2024	324	342
U.S. Treasury 2.50% 20246	28,000	29,812
U.S. Treasury 2.00% 2025	90,000	94,579
U.S. Treasury 2.875% 2028	4,300	4,911
U.S. Treasury 1.625% 2029	600	625
U.S. Treasury 2.375% 2029	600	665
U.S. Treasury 2.875% 20466	21,000	26,384
U.S. Treasury 3.125% 2048	7,000	9,263
U.S. Treasury 3.375% 2048	1,368	1,899
		1,240,699
U.S. Treasury inflation-protected securities 1.03%
U.S. Treasury Inflation-Protected Security 2.125% 20417	563	802
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	34,477	39,251
U.S. Treasury Inflation-Protected Security 1.00% 20496,7	31,046	38,522
		78,575
Total U.S. Treasury bonds & notes		1,319,274

American Funds Mortgage Fund — Page 8 of 12

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.49%	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33% 20261,5	$2,802	$2,877
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20291,5	2,557	2,583
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20221	241	241
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,5	5,228	5,249
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20241	14,000	14,333
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,2,5	3,667	3,708
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.789% 20271,2,5	5,285	5,287
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 20251,2,5	1,459	1,460
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 20211	1,317	1,318
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20211,5	108	108
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,5	93	94
		37,258
Total bonds, notes & other debt instruments (cost: $6,342,336,000)		6,487,660
Short-term securities 31.61% Federal agency discount notes 15.58%
Federal Home Loan Bank 1.50%-1.58% due 3/6/2020-5/13/2020	1,010,400	1,008,776
Freddie Mac 1.51%-1.64% due 3/18/2020-5/19/2020	180,000	179,655
		1,188,431
U.S. Treasury bills & notes 10.60%
U.S. Treasury Bills 1.49%-1.57% due 3/10/2020-4/14/2020	809,500	808,788
Commercial paper 5.43%
Chevron Corp. 1.56% due 4/27/20205	28,100	28,032
Eli Lilly and Co. 1.56% due 3/3/2020-3/4/20205	54,600	54,588
Exxon Mobil Corp. 1.59% due 4/16/2020-4/21/2020	90,000	89,809
General Dynamics Corp. 1.58% due 3/12/20205	50,000	49,972
IBM Credit LLC 1.54% due 3/23/20205	73,000	72,925
Nordea Bank AB 1.56% due 3/2/20205	40,400	40,395
Paccar Financial Corp. 1.56%-1.57% due 3/3/2020-3/19/2020	36,100	36,076
Simon Property Group, LP 1.58% due 3/2/20205	42,100	42,095
		413,892
Total short-term securities (cost: $2,410,750,000)		2,411,111
Total investment securities 116.65% (cost: $8,753,086,000)		8,898,771
Other assets less liabilities (16.65)%		(1,270,145)
Net assets 100.00%		$7,628,626

American Funds Mortgage Fund — Page 9 of 12

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 2/29/20209 (000)	Unrealized appreciation at 2/29/2020 (000)
2 Year U.S. Treasury Note Futures	Long	6,207	July 2020	$1,241,400	$1,355,163	$10,418
5 Year U.S. Treasury Note Futures	Long	10,706	July 2020	1,070,600	1,314,161	21,433
10 Year U.S. Treasury Note Futures	Long	4,484	June 2020	448,400	604,219	11,642
20 Year U.S. Treasury Bond Futures	Long	988	June 2020	98,800	168,207	5,723
30 Year Ultra U.S. Treasury Bond Futures	Long	105	June 2020	10,500	21,788	849
						$50,065

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.5155%	U.S. EFFR	3/18/2020	$3,839,500	$104	$—	$104
1.5135%	U.S. EFFR	3/18/2020	3,838,800	100	—	100
1.531%	U.S. EFFR	3/18/2020	2,005,700	70	—	70
1.515%	U.S. EFFR	3/18/2020	1,816,000	49	—	49
3-month USD-LIBOR	2.806%	8/29/2020	80,500	(588)	—	(588)
1.454%	U.S. EFFR	12/10/2020	428,100	1,786	—	1,786
1.4555%	U.S. EFFR	12/10/2020	361,900	1,514	—	1,514
1.491%	U.S. EFFR	12/16/2020	392,600	1,804	—	1,804
1.487%	U.S. EFFR	12/16/2020	387,400	1,768	—	1,768
1.426%	U.S. EFFR	2/11/2021	450,000	2,364	—	2,364
1.424%	U.S. EFFR	2/11/2021	450,000	2,356	—	2,356
1.34%	U.S. EFFR	10/18/2021	437,000	4,202	—	4,202
1.3615%	U.S. EFFR	11/1/2021	836,500	8,647	—	8,647
1.281%	U.S. EFFR	11/4/2021	837,500	7,575	—	7,575
U.S. EFFR	1.335%	11/26/2021	633,000	(6,590)	—	(6,590)
1.402%	U.S. EFFR	1/14/2022	246,220	3,116	—	3,116
1.403%	U.S. EFFR	1/14/2022	232,780	2,950	—	2,950
1.082%	U.S. EFFR	2/26/2022	337,700	2,435	—	2,435
1.074%	U.S. EFFR	2/26/2022	336,500	2,373	—	2,373
3-month USD-LIBOR	1.265%	2/26/2022	336,900	(1,945)	—	(1,945)
3-month USD-LIBOR	1.271%	2/26/2022	337,450	(1,989)	—	(1,989)
1.07625%	U.S. EFFR	2/27/2022	333,195	2,364	—	2,364
1.0405%	U.S. EFFR	2/27/2022	333,195	2,126	—	2,126
3-month USD-LIBOR	1.23%	2/27/2022	333,010	(1,698)	—	(1,698)
3-month USD-LIBOR	1.262%	2/27/2022	333,010	(1,908)	—	(1,908)
1.0465%	U.S. EFFR	2/28/2022	342,910	2,229	—	2,229
3-month USD-LIBOR	1.233%	2/28/2022	343,130	(1,800)	—	(1,800)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	(594)	—	(594)
2.009%	3-month USD-LIBOR	10/4/2022	102,000	2,792	—	2,792
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	3,831	—	3,831
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	(8,630)	—	(8,630)
2.21875%	U.S. EFFR	3/14/2024	155,000	9,603	—	9,603
3-month USD-LIBOR	2.322%	5/2/2024	181,900	(10,463)	—	(10,463)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(24,100)	—	(24,100)
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(6,944)	—	(6,944)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(1,160)	—	(1,160)

American Funds Mortgage Fund — Page 10 of 12

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
3-month USD-LIBOR	2.05%	7/18/2029	$118,000	$(10,372)	$—	$(10,372)
U.S. EFFR	1.4869%	10/23/2029	67,000	(4,014)	—	(4,014)
U.S. EFFR	1.485%	10/23/2029	73,400	(4,385)	—	(4,385)
U.S. EFFR	1.446%	10/24/2029	8,200	(460)	—	(460)
U.S. EFFR	1.4495%	10/24/2029	63,000	(3,554)	—	(3,554)
U.S. EFFR	1.453%	10/24/2029	85,100	(4,829)	—	(4,829)
U.S. EFFR	1.4741%	10/24/2029	85,300	(5,009)	—	(5,009)
1.419%	U.S. EFFR	11/26/2029	134,000	7,205	—	7,205
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(2,541)	—	(2,541)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(1,861)	—	(1,861)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(1,800)	—	(1,800)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(2,792)	—	(2,792)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(4,157)	—	(4,157)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(4,493)	—	(4,493)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(1,914)	—	(1,914)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(2,008)	—	(2,008)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(3,747)	—	(3,747)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(3,995)	—	(3,995)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(2,549)	—	(2,549)
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	(647)	—	(647)
3-month USD-LIBOR	1.991%	6/13/2046	6,000	(971)	—	(971)
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	(1,409)	—	(1,409)
3-month USD-LIBOR	1.935%	12/17/2049	2,910	(479)	—	(479)
3-month USD-LIBOR	2.007%	12/19/2049	8,800	(1,611)	—	(1,611)
3-month USD-LIBOR	1.961%	1/9/2050	24,200	(4,146)	—	(4,146)
3-month USD-LIBOR	1.678%	2/21/2050	21,630	(2,139)	—	(2,139)
					$—	$(70,928)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
3	Amount less than one thousand.
4	Purchased on a TBA basis.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $515,583,000, which represented 6.76% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $70,932,000, which represented .93% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

Key to abbrevations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Mortgage Fund — Page 11 of 12

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-042-0420O-S73199	American Funds Mortgage Fund — Page 12 of 12

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2020